Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related-party Transactions
Schedule of transactions between related parties	Sales and accounts receivable

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Sales of goods
Associates	$—	—	8
Other related parties	125	215	111
	$125	215	119

	December 31,
	2022	2023

	(in thousands)
Accounts receivable
Other related parties	$36	14
Purchase and accounts payable

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Purchase of raw materials
CMMT	$3,469	1,079	1,258
Other related parties	63	—	—
	$3,532	1,079	1,258

	December 31,
	2022	2023

	(in thousands)
Accounts payable
CMMT	$263	911

Others

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Revenue from miscellaneous service
Associates	$63	181	78
Other related parties	3	9	—
	$66	190	78

Technical service fee
Viewsil	$1,400	1,050	1,140

Miscellaneous fee
CMMT	$791	496	458
Associates	4	—	—
	$795	496	458

	December 31,
	2022	2023

	(in thousands)
Other receivable
Associates	$24	12
Other related parties	—	54
	$24	66

Other payable
Viewsil	$2,450	—
Other related parties	118	110
	$2,568	110

Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Short-term employee benefits	$1,068	1,721	1,790
Post-employment benefits	12	11	10
Share-based compensation	671	363	202
	$1,751	2,095	2,002